Condensed Interim Consolidated Statements of Income (loss) and Comprehensive Income (loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Interim Consolidated Statements of Income (loss) and Comprehensive Income (loss) (Unaudited)
Revenue	$ 14,238,810	$ 19,189,523	$ 6,655,892	$ 11,695,966
Cost of sales	10,170,636	3,638,731	13,191,846	7,033,604
Gross profit	4,068,174	3,017,161	5,997,677	4,662,362
EXPENSES
Salaries, consulting and management fees	5,872,434	2,368,223	8,522,847	5,029,112
Player compensation	527,396	449,355	1,026,798	889,040
Professional fees	56,991	594,670	428,050	987,913
Advertising and promotion	475,270	176,627	651,656	459,065
Office and general	1,284,581	774,293	1,871,727	1,381,515
Technology expenses	158,914	0	158,914	0
Amortization and depreciation	1,034,804	678,060	1,626,164	1,360,618
Share-based payments	317,005	441,084	882,385	941,227
Interest expense	180,148	127,727	262,666	214,812
(Gain) loss on foreign exchange	(222,550)	(49,876)	(221,618)	(45,980)
Transaction costs	1,013,672	0	1,497,981	0
Arbitration settlement reserve	(739,644)	0	(739,644)	0
Restructuring costs	10,388	0	294,286	0
Legal settlement	183,724	0	183,724	0
Change in fair value of warrant liability	(1,710,878)	0	(1,710,878)	0
Change in fair value of convertible debt	(455,009)	0	(455,009)	0
Total expense	7,987,246	5,560,163	14,280,049	11,217,322
Net loss for the period before discontinued operations and taxes	(3,919,072)	(2,543,002)	(8,282,372)	(6,554,960)
Income tax recovery	0	18,177	5,027	36,506
Net loss for the period before discontinued operations	(3,919,072)	(2,524,825)	(8,277,345)	(6,518,454)
DISCONTINUED OPERATIONS
Gain (loss) from discontinued operations	(176,094)	0	(176,094)	0
Net loss for the period from discontinued operations	(176,094)	0	(176,094)	0
Net loss for the period	(4,095,166)	(2,524,825)	(8,453,439)	(6,518,454)
Items that will subsequently be reclassified to operations:
Foreign currency translation	(104,704)	(238,992)	(111,353)	(135,217)
Total comprehensive loss for the period	(4,199,870)	(2,763,817)	(8,564,792)	(6,653,671)
(Loss) profit for the period attributable to:
Owners of the parent	(4,095,166)	(2,524,825)	(8,453,439)	(6,532,172)
Non-controlling interest	0	0	0	13,718
Profit loss attributable to noncontrolling interests	$ (4,095,166)	$ (2,524,825)	$ (8,453,439)	$ (6,518,454)
Basic and diluted net loss per share - continuing operations	$ (0.32)	$ (0.49)	$ (0.89)	$ (1.27)
Basic and diluted net loss per share - discontinued operations	(0.02)	0	(0.02)	0
Basic and diluted net loss per share	$ (0.34)	$ (0.49)	$ (0.91)	$ (1.27)
Weighted average number of common shares outstanding - basic and diluted	12,131,409	5,188,719	9,283,340	5,118,603